Fair Value - Level 3 Fair Value Measurements (Details)	Sep. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	15.03	13.77	4.68
Weighted average exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	17.31	17.32	18.39
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	2.3	2.8	2.8
Term | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	5.0	5.0
Term | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	5.0	5.0
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.769	0.706	0.889
Expected volatility | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.75	0.60
Expected volatility | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.75	0.60
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.029	0.008	0.004
Risk-free interest rate | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.0333	0.0019
Risk-free interest rate | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.0405	0.0039
Probability weighting | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.41	0.25
Probability weighting | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.59	0.75
Probability weighting | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.25
Probability weighting | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.75
Interest rate | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.0406	0.0126
Interest rate | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.0406	0.0126
Time to conversion | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.3	0.5
Time to conversion | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	1.0	1.0
Time to conversion | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.5
Time to conversion | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		1.0
Liquidity price | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		1
Liquidity price | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.90
Discount rate | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.171
Discount rate | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.171
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0	0	0
Expected dividend yield | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0	0
Expected dividend yield | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0	0